Income Taxes - Provision for Income Taxes Based on the Effective Income Tax Rate (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 04, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax expense (income) at applicable tax rate		$ 38	$ 117
Adjustment for income taxes arising from the following:
Difference in statutory income tax rate of foreign operations		(1)	10
Prior years reassessment		2	3
Reversal of deferred income tax liabilities related to our previously held investment in Greenpac		0	(70)
Permanent difference on revaluation of previously held equity interest - Greenpac associate		0	(57)
Non-taxable portion of capital gain on revaluation of previously held equity interest - Boralex associate		0	(24)
Change in future income taxes resulting from enacted tax rate change		0	(57)
Unrealized capital gain on long-term debt		0	(3)
Reversal of deferred tax assets on tax losses		3	0
Permanent differences		(1)	(6)
Change in deferred income tax assets relating to capital tax loss		8	6
Adjustment of provision for income taxes		11	(198)
Provision for (recovery of) income taxes		$ 49	$ (81)
Average effective tax rate		25.80%	28.60%
Disclosure of detailed information about business combination
Tax Cuts And Jobs Act Of 2017, effect on deferred tax liability		$ 57
Greenpac Holding LLC
Disclosure of detailed information about business combination
Income tax recovery	$ 70
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 156